THE SWISS
                        A Swiss          ----------
                      Investments         HELVETIA
                         Fund            ----------
                                         FUND, INC.
                                         ----------






 THE SWISS HELVETIA FUND, INC.

       Executive Offices
 The Swiss Helvetia Fund, Inc.
       630 Fifth Avenue
           Suite 915                   Quarterly Report
 New York, New York 10111-0001         For the Period Ended
        1-888-SWISS-00                 September 30, 1998
        (212) 332-2760
      http://www.swz.com

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Directors and Officers

Paul Hottinguer                      Rodolphe Hottinger
Chairman and                         President and
Chief Executive Officer              Chief Operating Officer

Eric R. Gabus                        Rudolf Millisits
Vice Chairman                        Vice President
(Non officer)
                                     Edward J. Veilleux
Alexandre de Takacsy                 Vice President and Treasurer
Director
                                     Scott J. Liotta
Claude Frey                          Vice President
Director
                                     Paul R. Brenner, Esq.
Jean-Louis Gillieron                 Secretary
Director
                                     Joseph A. Finelli
Baron Hottinger                      Assistant Treasurer
Director

Claude Mosseri-Marlio
Director

Stephen K. West, Esq.
Director

Samuel B. Witt III, Esq.
Director

Investment Advisor
Hottinger Capital Corp.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
(212) 332-7930

Administrator
Investment Company Capital Corp.

Custodian
PNC Bank, N.A.

Transfer Agent
PNC Bank, N.A.
(800) 852-4750

Legal Counsel
Paul R. Brenner, Esq.
and
Christy & Viener

Independent Auditors
Deloitte & Touche LLP

The Investment Advisor

The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group dates back to Banque Hottinguer, which was formed in Paris in 1786 and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Luxembourg, Geneva, and the Bahamas.

Executive Offices
The Swiss Helvetia Fund, Inc.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

For inquiries and reports:
1-888-SWISS-00 (1-888-794-7700)
Fax (212) 332-7931

Website Address
http://www.swz.com

The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated every day by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in Barron's, the Monday edition of The Wall Street Journal and the Saturday edition of The New York Times.

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                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Letter to Stockholders

Quarterly results
   The tension and sharp reduction in asset prices mounting at the periphery of the western financial system during the last quarter directly translated into the core markets leading to the worst quarter in the decade for stocks and high yield securities. The quarter was marked by the highest volatility in years for currencies, stocks and bond prices, by an absence of improvement in South East Asia and a worsening of the situation in Japan. The apogee was Russia's default on foreign debt with the evaporation of the IMF's injection of $23 billion and the deterioration of the ruble (16 rubles versus 6 rubles to the dollar in three months). It all resulted in the demise of Long Term Capital Management LP and the Federal Reserve Board's orchestration of a rescue operation of that institution to the extent of some $3.5 billion. The flight to high quality equities and cash already present prior to those events, increased, adversely affecting the equity markets globally.
   The Swiss market with its high international exposure and its high financial sector components was hit to a larger extent than its European peers and the U.S. stock market. The sharp downfall of the U.S. dollar against the continental European currencies and the Swiss franc (-9.3%) was another consequence of the global financial turmoil and added to the pressure on the European stock markets. The Swiss market, as measured by the Swiss Performance Index (SPI), registered a decline of -25.14% for the quarter which brought the year to date performance into negative territory (-5.3%). The appreciation of the Swiss franc reduced the decline as measured in U.S. dollars, to -18.1% for the quarter and to -.02% for the year to date.

---------------------------------------------------------------
Financial Highlights (Unaudited)
---------------------------------------------------------------
                                    September 30,     June 30,
 For the year ended:                     1998           1998
---------------------------------------------------------------
  Total Net Assets
---------------------------------------------------------------
    (in Million SFr)                      567.4           750.5
---------------------------------------------------------------
    (in Million $)                        410.0           498.6
---------------------------------------------------------------
  Exchange Rate (Per U.S.$)                1.38            1.51
---------------------------------------------------------------
  Net Asset Value per Share (U.S.$)       33.28           40.47
---------------------------------------------------------------
  Market Price per Share (U.S.$)          27.38           32.00
---------------------------------------------------------------
  Shares Outstanding                 12,321,016      12,321,016
---------------------------------------------------------------

   The Swiss Helvetia Fund showed results consistent with the Swiss Performance Index as measured in U.S. dollar terms with a total return based on the share price of -0.09% for the year and -14.45%, for the quarter. Based on Net Asset Value the Fund outperformed the Index with a return of -17.8% for the quarter and 1.14% for the year. In comparison, the broad U.S. stock market (Standard and Poors 500) regained part of its leadership with a performance of 6.0% for the year and -9.95% for the quarter as U.S. international money returned to the U.S. and retail domestic investors mostly held on to their equity positions.

-----------------------------------------------------------
Total Return (Unaudited)
-----------------------------------------------------------

                               Quarter Ending  Year to Date
                                   9/30/98       9/30/98
  In U.S. Dollars:
-----------------------------------------------------------
  Swiss Performance Index          -18.10%       -0.02%
-----------------------------------------------------------
  Swiss Helvetia Net Asset Value   -17.80%        1.14%
-----------------------------------------------------------
  Swiss Helvetia Price per Share   -14.45%       -0.09%
-----------------------------------------------------------
  S&P 500                           -9.95%        6.00%
-----------------------------------------------------------
  In Swiss Francs:
-----------------------------------------------------------
  Swiss Performance Index          -25.14%       -5.30%
-----------------------------------------------------------
  Swiss Helvetia Net Asset Value   -24.85%       -4.18%
-----------------------------------------------------------
  Swiss Helvetia Price per Share   -21.82%       -5.34%
-----------------------------------------------------------

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Swiss Economy

Export growth lower but domestic growth better

   The export sector experienced some slowdown in orders obviously due to the deepening of the crisis in South East Asia and Japan and a sharp reduction in growth in Latin America. However, the total of new orders still rose because of a significant increase in domestic demand. The better picture for domestic growth was highlighted by good employment figures with the jobless rate for September at 3.4% down from 3.5% in August and from 4.9% in December, 1997. The continued trend toward an increase in the workforce was not limited to the services sector but also extended to the rest of the economy. Retail sales were still in an uptrend with volume rising 1.5% year-over-year during August after a 1.3% increase in July and a 2.9% increase in June. Management believes that more solid consumer spending can compensate for the weakening of exports.

Monetary policy continues to be accommodative.

   The Swiss National Bank forecasts a favorable economic environment in which continued injection of liquidity would keep interest rates low and counteract any rise in the Swiss franc with the hope that Gross Domestic Product positive growth might come in as expected by economists for the moment. Management believes that the pressure on the currency to strengthen will continue for a while because of lower interest rates on U.S. dollar debt instruments and uncertainties in the global financial system.

Review of the strategy for the quarter and outlook

   The deterioration of the long term prospect for equities led Management to substantially increase the cash portion of the Fund from close to zero to roughly 13%. Due to the current environment, the number of holdings in the Fund also was reduced by selling some small positions with perceived limited potential like Forbo, Sulzer, Swatchgroup, Bossard, Siegfried, Oerlikon Buehrle and smaller players in the insurance sector such as Helvetia-Patria. The holdings in the cyclical sectors like machinery and specialty chemicals were also reduced (namely Ciba Specialty Chemicals). In the blue chip segment Credit Suisse and UBS have been significantly reduced. Novartis has been slightly decreased due to a weaker outlook for its agri-business and some patent approval delay. On the other hand, holdings in the domestic sector have been increased especially in the retail sector.

   Management believes that the Swiss market will be supported by domestic growth and the attractive valuation level of the international

---------------------------------------------------------------------
The Swiss Helvetia Fund--Ten Largest Holdings (in U.S. dollars)
As of September 30, 1998
---------------------------------------------------------------------
                                Cost         Market Value  % of Total
                              in U.S.$         in U.S.$    Net Assets
---------------------------------------------------------------------
  1. Novartis Ltd.         $ 30,098,514     $ 83,378,857     20.34%
  2. Roche Holdings AG       15,895,280       60,831,707     14.84
  3. Nestle AG               17,790,019       54,725,775     13.35
  4. Swiss Reinsurance
     Company                  7,875,841       27,769,348      6.77
  5. Zurich Insurance         9,018,315       23,580,100      5.75
  6. UBS AG                  11,893,567       20,502,168      5.00
  7. Credit Suisse Group      9,669,231       15,255,777      3.72
  8. Holderbank
     Financiere Glarus AG     4,909,825        6,156,514      1.50
  9. ABB Asea Brown
     Boveri Ltd.              5,165,459        5,076,234      1.24
 10. Clariant AG              2,813,989        5,039,381      1.23
---------------------------------------------------------------------
     Total                 $115,130,040     $302,315,861     73.73%
---------------------------------------------------------------------

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

companies after the big correction their stock prices have experienced. The Swiss global players remain strongholds of investment quality with great experience in dealing with global risk and more specifically, currency risk. These companies are cash-rich, which will give them the flexibility they need to support their business and look more actively for acquisitions even if the current environment makes financing more difficult. In addition they have first rate products and excellent management. One example of this is the cement manufacturer Holderbank. With the current level of cash in the Fund, Manage-ment believes that it has sufficient flexibility to act in an environment characterized by high volatility and difficult financial markets.

Discount to Net Asset Value

   The Fund's discount to Net Asset Value (NAV) after widening in August went back below 20% at the end of September, allowing the share price to outperform the NAV price for the quarter. Management continues to look for measures to improve shareholder value. Recently the Board of Directors of the Fund declared a 100% stock dividend in order to improve the accessibility of the shares to a larger number of investors.

------------------------------------------------------------
The Swiss Helvetia Fund--Portfolio Holdings per Industry
as of September 30, 1998
------------------------------------------------------------


               [PIE CHART APPEARS HERE -- SEE PERCENTAGES BELOW]


 Life Sciences          20.30%
 Pharmaceuticals        15.50
 Banks                  10.50
 Insurance              13.20
 Food, Luxury Goods     13.80
 Electrical Engineering
 and Electronics         1.60
 Machinery               1.80
 Chemicals               2.90
 Misc. Services          3.00
 Misc. Industries        2.30
 Building Materials      1.50
 Transport               0.40
 Retailers               1.00
------------------------------------------------------------


Sincerely,


/s/ Paul Hottinguer
___________________

Paul Hottinguer
Chairman and Chief Executive Officer




/s/ Rodolphe Hottinguer
_______________________

Rodolphe Hottinguer
President and Chief Operating Officer

October 19, 1998

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                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets                                       September 30, 1998
(Unaudited)

                                                                  Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - 87.8%

        Banks - 10.5%

  1,200 Baer Holdings Ltd.
        Bearer Shares                            $  2,818,123       0.7%
        Specializes in asset management,
        investment consulting
        and securities trading.
  2,000 Bank Sarasin & Cie
        Registered Shares                           2,384,565       0.6
        Specializes in investment advisor
        services and portfolio management
        for private and institutional
        customers in Europe.
137,990 Credit Suisse Group*
        Registered Shares                          15,255,777       3.7
        A global financial services institution
        whose main holding is Credit Suisse.
105,085 UBS AG*
        Registered Shares                          20,502,168       5.0
        Product of the merger of
        Basel-based Swiss Bank Corp. and
        Zurich-based Union Bank of Switzerland.
        The group operates globally and has five
        core business units: Private Banking,
        Institutional Asset Management,
        Investment Banking, Private and
        Corporate Customers, and Private Equity.
  3,500 Valiant Holding
        Registered Shares                           1,770,359       0.4
        The largest regional bank of
        Switzerland with activities focused
        on mortgage loans and commercial
        business with small and mid-sized
        companies.
 60,000 UBS AG Warrants
        (Formerly SBC)
        Warrants Expiring 6/30/00**                   466,074       0.1
                                                 ------------     -----
                                                   43,197,066      10.5

                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------

        Building Contractors & Materials - 1.5%

  6,000 Holderbank Financiere Glarus AG*
        Bearer Shares                            $  6,156,514       1.5%
        Large cement producer with worldwide
        operations.
                                                 ------------     -----
                                                    6,156,514       1.5

        Chemicals - 2.9%

 30,000 Ciba Specialty Chemicals AG
        Registered Shares                           2,492,955       0.6
        A spin-off from Novartis in February
        1997, develops, manufactures
        and markets specialty chemical products
        worldwide. These products include
        additives, performance polymers,
        textile dyes, consumer care chemicals
        and pigments.
 11,000 Clariant AG*
        Registered Shares                           5,039,381       1.2
        Specializes in color chemistry and
        manufactures a range of dyestuffs,
        pigments, chemicals, additives and
        masterbatches for the textile, paper,
        leather, plastics, synthetic fibers and
        paint industries.
    200 EMS Chemie Holding AG
        Bearer Shares**                             1,080,280       0.3
        Produces polymers and manufactures
        high-grade chemical intermediates
        and fine chemicals.
    600 Gurit-Heberlein AG
        Bearer Shares                               1,322,350       0.3
        European market leader for wind
        screen bonding systems, ski bases
        and optically pure thermoplastic
        sheeting for the auto industry.
  7,500 Sika Finanz AG
        Bearer Shares                               2,113,592       0.5
        Leading producer of construction
        chemicals.
                                                 ------------     -----
                                                   12,048,558       2.9

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                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                           September 30, 1998
(Unaudited)
                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------

        Common Stocks and Warrants - (continued)

        Electrical Engineering & Electronics - 1.6%

  5,000 ABB Asea Brown Boveri Ltd.*
        Bearer Shares                            $  5,076,234       1.3%
        One of the largest electrical engineering
        firms in the world.
  2,000 Belimo Automation AG
        Registered Shares                             664,788       0.2
        World market leader in damper and
        volume control actuators for ventilation
        and air conditioning equipment.
    960 Saia-Burgess
        Registered Shares**                           166,486
        Develops and produces switches, motors
        and programmable control devices. The
        company's products are mainly used in
        the automobile, heating & air conditioning
        and telecommunications industries.
  5,000 Swisslog Holding AG
        Registered Shares                             469,687       0.1
        Provides turnkey delivery of automated
        material handling systems, storage, order
        picking and transport systems. Delivers its
        systems to production, distribution and
        service companies throughout Europe.
                                                  -----------      ----
                                                    6,377,195       1.6

        Food & Luxury Goods - 13.8%

  1,200 Hero AG
        Bearer Shares                                 676,349       0.2
        Leading Swiss manufacturer of branded
        jams and preserves.
     50 Lindt & Spruengli AG
        Registered Shares                           1,192,283       0.3
        Major manufacturer of premium
        Swiss chocolates.
 27,500 Nestle AG*
        Registered Shares                          54,725,775      13.3
        Largest food and beverage processing
        company in the world.
                                                  -----------      ----
                                                   56,594,407      13.8



                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------

        Insurance - 13.2%

  4,200 Baloise-Holding
        Registered Shares                         $ 2,564,492       0.6%
        Medium-sized insurer active in all
        sectors of insurance.
 14,000 Schweizerische Ruckversicherungs-
        Gesellschaft*
        (Swiss Reinsurance Company)
        Registered Shares                          27,769,348       6.8
        Second largest reinsurance company
        in the world.
 47,500 Zurich Allied Ltd
        Registered Shares                          23,580,100       5.8
        A large worldwide insurance operator.
                                                  -----------      ----
                                                   53,913,940      13.2

        Life Sciences - 20.3%

 52,000 Novartis Ltd.*
        Registered Shares                          83,378,857      20.3
        Created by the consolidation of Sandoz
        and Ciba-Geigy. Manufactures health care
        products for use in a broad range of
        medical fields, as well as agricultural
        products. The second largest
        pharmaceutical entity in the world.
                                                  -----------      ----
                                                   83,378,857      20.3

        Machinery - 1.8%

  1,500 Bucher Holding Ltd.
        Bearer Shares                               1,344,028       0.3
        Manufacturer of agricultural machines,
        special vehicles, fruit juice equipment and
        plastics machines.
  4,000 Georg Fischer AG
        Registered Shares                           1,107,016       0.3
        A mechanical engineering group that is a market leader in vehicle engineering and pipeline systems.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (continued)                           September 30, 1998
(Unaudited)
                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------
     Common Stocks and Warrants - (continued)

     Machinery - (continued)

  6,000 Mikron Holding AG
        Registered Shares**                       $ 1,235,638       0.3%
        Machine tools and milling machine
        producer.
  2,200 Rieter Holding AG
        Registered Shares                           1,197,052       0.3
        Leading supplier of spinning machinery
        for the textile industry.
  1,200 Saurer Gruppe Holding AG
        Registered Shares**                           611,316       0.2
        Machinery maker with dominant
        market share.
    800 Schindler Holding AG
        Registered Shares                             987,355       0.2
        One of the world's largest elevator
        companies and a leading Swiss
        machinery enterprise.
  1,500 SIG Schweizerische Industrie-
        Gesellschaft Holding AG
        Registered Shares                             823,759       0.2
        Medium-sized machinery manufacturer
        with interests in the packaging, defense
        and railway industries.
                                                  -----------      ----
                                                    7,306,164       1.8

        Miscellaneous Industries - 2.3%

    200 AFG Arbonia-Forster Holding AG
        Bearer Shares                                 108,389        --
        Manufacturer of heating radiators,
        refrigeration kitchen equipment and
        steel tubing.
  4,700 Alusuisse-Lonza Group Ltd
        Registered Shares                           4,479,587       1.1
        A major aluminum producing and
        processing company.
    800 Gretag-Macbeth Holding AG
        Registered Shares                             306,381       0.1
        Offers a spectrum of benchtop and portable color measurement instrumentation, color formulation and color quality control systems, densitometers and visual color standards.


                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------

        Miscellaneous Industries - (continued)

  6,000 Huber & Suhner AG
        Registered Shares                         $ 2,016,041       0.5%
        Manufactures a wide range of products,
        extending from cables for energy and
        electrical transmission to special
        products such as rubber.
    800 Komax Holding AG
        Registered Shares                             346,846       0.1
        World leading manufacturer of wire
        processing machines.
    500 Sarna Polymer Holding Inc.
        Registered Shares                             702,724       0.2
        Specializes in the processing of high
        quality plastic. Two main activities
        are sealant films manufacturing with
        application in construction and civil
        engineering industries and injection
        molding with a wide range of application
        as for the automotive industry.
  2,200 Phoenix Mecano AG
        Bearer Shares                               1,160,488       0.3
        Leading Swiss packaging manufacturer
        for the mechanical engineering and
        electronics industry.
  1,090 Straumann Holding AG
        Registered Shares**                           189,031        --
        Develops, produces and sells surgical
        implants and instruments for dental,
        medicine, jaw and face surgery.
                                                  -----------      ----
                                                    9,309,487       2.3

     Miscellaneous Services - 3.0%

 12,000 Adecco SA
        Bearer Shares                               4,448,298       1.1
        Leading personnel and temporary
        employment company.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                           September 30, 1998
(Unaudited)
                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------
        Common Stocks and Warrants - (continued)

        Miscellaneous Services - (continued)

  2,500 Compagnie Financiere Richemont AG
        Bearer Shares                             $ 3,197,485       0.8%
        Investment company with principal
        interests in luxury goods and tobacco.
    700 Kuoni Travel Holding Ltd.
        Registered Shares                           2,124,431       0.6
        Leader in the Swiss travel and tourism
        sector with subsidiaries in the United
        Kingdom, Germany, France and Austria.
  2,000 Movenpick Holding Ltd.
        Bearer Shares                                 896,019       0.2
        Through its subsidiaries, invests in the
        hotel and restaurant business worldwide.
        Also produces food items under the
        Movenpick name, including ice cream,
        coffee salmon and jams.
  4,000 PubliGroupe Ltd
        Participation Certificates                    994,292       0.2
        Largest Swiss advertising intermediary.
    540 Societe Generale de Surveillance
        Holding AG
        Bearer Shares                                 390,592       0.1
        World's leading inspection company
        and adjusting group.
                                                  -----------      ----
                                                   12,051,117       3.0

        Pharmaceuticals - 15.5%

  2,000 Ares Serono SA
        Bearer Shares                               2,601,344       0.7
        Develops and markets pharmaceutical
        and diagnostic products. The worldwide
        market leader in pharmaceutical
        products for the treatment of infertility.
  5,650 Roche Holding AG*
        Dividend Rights Certificates               60,831,707      14.8
        Worldwide pharmaceutical company.
                                                  -----------      ----
                                                   63,433,051      15.5


                                                                   Percent
No. of                                                             of Net
Shares                 Security                      Value         Assets
--------------------------------------------------------------------------------

        Retailers - 1.0%

  1,500 Jelmoli Holding Ltd.
        Bearer Shares                             $ 1,745,068       0.4%
        Operates a network of retail/service
        outlets throughout Switzerland,
        including local dry cleaners, auto body
        shops, opticians, interior decorators,
        travel agencies, restaurants,
        pharmacies and retailers.
  2,200 Bon Appetit Holding
        Registered Shares                           1,224,077       0.3
        Swiss market leader that operates
        "Cash and Carry."
  3,300 Usego-Hofer Curti AG
        Registered Shares                             593,757       0.1
        Wholesales and distributes food
        products to its own stores,
        independent retailers and franchise
        shops throughout Switzerland and Austria.
  4,000 Valora Holdings AG
        Registered Shares                             903,244       0.2
        Operates restaurants, food vending
        machines and specialty retail stores.
                                                 ------------     -----
                                                    4,466,146       1.0

        Transport - 0.4%

  8,000 Sairgroup
        Registered Shares                           1,644,628       0.4
        Switzerland's largest airline company.
                                                 ------------     -----
                                                    1,644,628       0.4
606,365 Total Common Stocks and Warrants
        (Cost $160,070,759)                       359,877,130      87.7

        Other Assets in Excess
        of Liabilities                             50,127,776      12.3
                                                 ------------     -----

        Net Assets Applicable to
        12,321,016 Shares of
        Common Stock Outstanding                 $410,004,906     100.0%
                                                 ============     =====

        Net Asset Value Per Share
        ($410,004,906 / 12,321,016)                    $33.28
                                                       ======

--------------------------------------------------------------------------------
  * One of the ten largest portfolio holdings.
 ** Non-income producing security

                          THE SWISS HELVETIA fund, Inc.
--------------------------------------------------------------------------------

                           Dividend Reinvestment Plan
                           --------------------------

 The Dividend Reinvestment Plan offers you a convenient and automatic way to reinvest your income dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact the Fund's transfer agent at PNCBank, N.A., P.O. Box 8950, Wilmington, DE, 19899, (800) 852-4750. If your shares are held by your brokerage firm, please contact your investment representative.

 This report is sent to the stockholders of The Swiss Helvetia Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                                   ---------
 Notice is hereby given in accordance with section 23(c) of The Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.




 At the Board of Directors Meeting held on May 12, 1998, the Board adopted an amendment to its By-Laws which requires among other things, that all matters, including the nomination and election of Directors, to be considered and brought before any annual or special meeting of stockholders of the Fund shall be limited to only such matters as shall properly be brought before such meeting in compliance with the provisions of the amendment. The amendment provides, that any stockholder nominee for director and any other stockholder proposal to be considered at an annual or special meeting requires a written notice to be provided to the Secretary of the Fund, in the case of an annual meeting, not less than 60 nor more than 90 days prior to the first anniversary of the annual meeting of stockholders for the preceding year and, in the case of a special meeting, not later than the close of business on the 10th day following the day on which the date of the special meeting is publicly announced or disclosed by the Fund. The exact text of the amendment to the By-Laws has been filed with the Securities and Exchange Commission.

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